AIG Life & Retirement

Legal Department

SunAmerica Asset Management, LLC Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311
201.324.6378
201.324.6364 fax
edward.gizzi@aig.com
Edward Gizzi
Assistant General Counsel

VIA EDGAR

December 27, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:                             SunAmerica Series Trust — SA American Funds VCP Managed Allocation Portfolio (the “Portfolio”)

Registration No.: 033-52742

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust, transmitted for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The exhibits mirror the risk/return summary information in the Portfolio’s prospectus dated December 17, 2018 filed pursuant to Rule 497(c) under the 1933 Act on December 19, 2018 (SEC Accession No. 0001193125-18-352322).

Should you have any comments or questions, please contact the undersigned at 201.324.6378.

Very truly yours,

/s/ EDWARD GIZZI
Edward Gizzi